Debt (Tables)	12 Months Ended
Dec. 31, 2022
Financial Instruments [Abstract]
Scheduled Principal Payments

($ in millions)	December 31, 2022			December 31, 2021
	Face Value (US$)	Fair Value (CAD$)	Carrying Value (CAD$)	Face Value (US$)	Fair Value (CAD$)	Carrying Value (CAD$)
4.75% notes due January 2022 (a)	$—	$—	$—	$150	$190	$190
3.75% notes due February 2023 (a)	108	147	147	108	140	137
3.9% notes due July 2030 (a)	503	614	673	550	751	688
6.125% notes due October 2035 (a)	336	452	449	609	1,005	761
6.0% notes due August 2040 (a)	480	631	648	490	795	620
6.25% notes due July 2041 (a)	396	531	531	795	1,349	997
5.2% notes due March 2042 (a)	395	471	529	399	602	500
5.4% notes due February 2043 (a)	367	448	492	377	586	473
	2,585	3,294	3,469	3,478	5,418	4,366
QB2 project financing facility (b)	2,500	3,419	3,322	2,252	2,929	2,785
Carmen de Andacollo short-term loans (c)	52	71	71	—	—	—
Antamina loan agreements (d)	225	305	305	176	223	223
	$5,362	$7,089	$7,167	$5,906	$8,570	$7,374
Less current portion of debt	(454)	(616)	(616)	(168)	(213)	(213)
	$4,908	$6,473	$6,551	$5,738	$8,357	$7,161
Amounts outstanding under the facility bear interest at LIBOR plus an applicable margin.
In 2022, QBSA entered into a second subordinated loan facility agreement with SMM/SC to advance QBSA up to an additional US$750 million, under similar terms to the existing subordinated loan facility.

($ in millions)	December 31, 2022			December 31, 2021
	Face Value (US$)	Fair Value (CAD$)	Carrying Value (CAD$)	Face Value (US$)	Fair Value (CAD$)	Carrying Value (CAD$)
QB2 advances from SMM/SC	$1,693	$2,330	$2,279	$1,003	$1,288	$1,263

Schedule of Maturity Analysis for Non-Derivative Financial Liabilities
At December 31, 2022, scheduled principal payments during the next five years and thereafter are as follows:

($ in millions)	US$	CAD$ Equivalent
2023	$454	$616
2024	294	398
2025	294	398
2026	519	703
2027	294	398
Thereafter	3,507	4,749
	$5,362	$7,262
Contractual undiscounted cash flow requirements for financial liabilities as at December 31, 2022 are as follows:

(CAD$ in millions)	Less Than 1 Year	2–3 Years	4–5 Years	More Than 5 Years	Total
Trade accounts payable and other liabilities	$3,906	$—	$—	$—	$3,906
Debt (Note 19(f))	616	796	1,101	4,749	7,262
Lease liabilities	138	164	114	329	745
Obligation to Neptune Bulk Terminals	—	28	28	133	189
ENAMI preferential dividend liability	—	—	261	107	368
QB2 advances from SMM/SC	—	—	—	2,293	2,293
QB2 variable consideration to IMSA	—	135	—	—	135
Other liabilities	—	87	31	12	130
Estimated interest payments on debt	417	729	590	2,145	3,881
Estimated interest payments on QB2 advances from SMM/SC	—	—	—	1,019	1,019
Estimated interest payments on lease and other liabilities	16	22	17	43	98

Summary of Debt Continuity	Debt Continuity

($ in millions)	US$		CAD$ Equivalent
	2022	2021	2022	2021
As at January 1	$5,816	$4,913	$7,374	$6,255
Cash flows
Proceeds from debt	445	1,305	569	1,639
Redemption, purchase or repayment of debt	(1,026)	(124)	(1,323)	(155)
Revolving credit facilities	—	(262)	—	(335)
Non-cash changes
Loss on debt redemption or purchase	45	—	58	—
Changes in foreign exchange rates	—	—	474	(10)
Finance fees, discount amortization and other	12	(16)	15	(20)
As at December 31	$5,292	$5,816	$7,167	$7,374
QB2 Advances from SMM/SC Carrying Value Continuity

($ in millions)	US$		CAD$ Equivalent
	2022	2021	2022	2021
As at January 1	$997	$734	$1,263	$934
Cash flows
Advances	685	262	899	326
Non-cash changes
Finance fee amortization	1	1	1	1
Changes in foreign exchange rates	—	—	116	2
As at December 31	$1,683	$997	$2,279	$1,263